GOODWILL AND INTANGIBLE ASSETS, NET, Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Intangible Assets [Abstract]
Gross fair value	$ 299,136	$ 29,111
Accumulated amortization	(48,213)	(25,206)
Net book value	250,923	3,905
Amortization expenses related to intangible assets	23,007	2,560	$ 3,421
Merchant/ Network Affiliate Relationships [Member]
Intangible Assets [Abstract]
Gross fair value	146,547
Accumulated amortization	(10,879)
Net book value	$ 135,668
Weighted-average remaining useful life (in years)	4 years 2 months 1 day
Technology [Member]
Intangible Assets [Abstract]
Gross fair value	$ 73,403	16,855
Accumulated amortization	(20,616)	(15,686)
Net book value	$ 52,787	$ 1,169
Weighted-average remaining useful life (in years)	4 years 7 months 28 days	8 months 23 days
Publisher Relationships [Member]
Intangible Assets [Abstract]
Gross fair value	$ 42,933
Accumulated amortization	(3,640)
Net book value	$ 39,293
Weighted-average remaining useful life (in years)	3 years 8 months 1 day
Tradenames [Member]
Intangible Assets [Abstract]
Gross fair value	$ 23,997
Accumulated amortization	(2,711)
Net book value	$ 21,286
Weighted-average remaining useful life (in years)	2 years 8 months 1 day
Customer Relationships [Member]
Intangible Assets [Abstract]
Gross fair value	$ 12,256	$ 12,256
Accumulated amortization	(10,367)	(9,520)
Net book value	$ 1,889	$ 2,736
Weighted-average remaining useful life (in years)	2 years 29 days	3 years 3 months